Income Taxes - Schedule of Components of Income Tax Expense (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Current:
U.S. federal					$ 42,312	$ 8,872	$ 40,415
State and local					4,230	1,995	(332)
Foreign					6,176	971	5,344
Total current					52,718	11,838	45,427
Deferred:
U.S. federal					(73,544)	(19,161)	(23,135)
State and local					(1,361)	(771)	4,141
Foreign					(97)	51	(2,302)
Total deferred			$ (4,674)	$ (17,503)	(75,002)	(19,881)	(21,296)
Total (benefit) expense	$ 7,723	$ 8,241	$ 24,324	$ 22,973	$ (22,284)	$ (8,043)	$ 24,131